Schedule of Investments (unaudited) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Aerojet Rocketdyne Holdings Inc.(a)	381,371	$20,155,457
Aerovironment Inc.(a)(b)	258,656	22,477,207
Cubic Corp.(b)	189,584	11,761,791
Moog Inc., Class A	131,550	10,431,915
Park Aerospace Corp.	86,232	1,156,371
Triumph Group Inc.	215,074	2,701,330

		68,684,071

Air Freight & Logistics — 0.6%
Echo Global Logistics Inc.(a)	160,019	4,291,709
Forward Air Corp.	324,377	24,925,129

		29,216,838

Airlines — 0.2%
Allegiant Travel Co.	68,028	12,873,619

Auto Components — 2.0%
Dorman Products Inc.(a)(b)	338,850	29,418,957
Gentherm Inc.(a)(b)	254,420	16,593,272
LCI Industries	296,620	38,465,682
Patrick Industries Inc.	258,970	17,700,599

		102,178,510

Automobiles — 0.2%
Winnebago Industries Inc.	202,996	12,167,580

Banks — 2.2%
BancFirst Corp.	107,640	6,318,468
Berkshire Hills Bancorp. Inc.	191,712	3,282,109
City Holding Co.	85,595	5,953,132
Community Bank System Inc.	296,389	18,467,999
CVB Financial Corp.	617,174	12,034,893
Great Western Bancorp. Inc.	51,221	1,070,519
Independent Bank Corp.	139,768	10,208,655
National Bank Holdings Corp., Class A	227,038	7,437,765
Park National Corp.	92,053	9,666,486
ServisFirst Bancshares Inc.	553,121	22,285,245
Triumph Bancorp. Inc.(a)	266,682	12,947,411
Westamerica Bancorp.	145,570	8,048,565

		117,721,247

Beverages — 0.4%
Coca-Cola Consolidated Inc.	23,535	6,266,664
MGP Ingredients Inc.(b)	82,463	3,880,709
National Beverage Corp.	137,472	11,671,373

		21,818,746

Biotechnology — 1.8%
Anika Therapeutics Inc.(a)(b)	67,050	3,034,683
Coherus Biosciences Inc.(a)(b)	747,647	12,994,105
Cytokinetics Inc.(a)(b)	834,634	17,343,695
Eagle Pharmaceuticals Inc./DE(a)(b)	49,229	2,292,595
Enanta Pharmaceuticals Inc.(a)(b)	88,505	3,726,060
REGENXBIO Inc.(a)(b)	352,895	16,007,317
Spectrum Pharmaceuticals Inc.(a)	946,400	3,227,224
Vanda Pharmaceuticals Inc.(a)(b)	328,916	4,321,956
Xencor Inc.(a)(b)	677,515	29,559,979

		92,507,614

Building Products — 2.0%
AAON Inc.(b)	480,514	32,016,648
American Woodmark Corp.(a)(b)	106,203	9,967,151
Gibraltar Industries Inc.(a)(b)	383,503	27,589,206

Security	Shares	Value

Building Products (continued)
Insteel Industries Inc.	93,340	$2,078,682
PGT Innovations Inc.(a)	695,298	14,142,361
UFP Industries Inc.	367,978	20,441,178

		106,235,226

Capital Markets — 1.2%
Blucora Inc.(a)	249,277	3,965,997
BrightSphere Investment Group Inc.	706,510	13,621,513
Donnelley Financial Solutions Inc.(a)	154,119	2,615,399
Greenhill & Co. Inc.	100,673	1,222,170
Piper Sandler Cos.	100,534	10,143,881
StoneX Group Inc.(a)	191,848	11,107,999
Virtus Investment Partners Inc.	84,387	18,311,979
WisdomTree Investments Inc.	552,652	2,956,688

		63,945,626

Chemicals — 3.4%
American Vanguard Corp.(b)	141,436	2,195,087
Balchem Corp.	381,486	43,954,817
Ferro Corp.(a)	339,635	4,968,860
FutureFuel Corp.	127,821	1,623,327
GCP Applied Technologies Inc.(a)	295,670	6,992,595
Hawkins Inc.	61,596	3,222,087
HB Fuller Co.	311,140	16,141,943
Innospec Inc.	110,143	9,993,274
Livent Corp.(a)	1,725,221	32,503,164
Quaker Chemical Corp.	155,604	39,428,497
Stepan Co.	135,875	16,212,605

		177,236,256

Commercial Services & Supplies — 0.8%
Brady Corp., Class A, NVS	222,938	11,775,585
U.S. Ecology Inc.	144,921	5,264,980
UniFirst Corp./MA(b)	93,388	19,769,306
Viad Corp.	98,764	3,572,294

		40,382,165

Communications Equipment — 1.2%
CalAmp Corp.(a)(b)	165,184	1,638,625
Digi International Inc.(a)(b)	199,999	3,779,981
Extreme Networks Inc.(a)	638,256	4,397,584
Harmonic Inc.(a)(b)	553,275	4,088,702
Plantronics Inc.	287,699	7,776,504
Viavi Solutions Inc.(a)(b)	2,700,321	40,437,307

		62,118,703

Construction & Engineering — 0.9%
Arcosa Inc.	307,352	16,882,845
Comfort Systems USA Inc.	429,174	22,600,303
MYR Group Inc.(a)	110,459	6,638,586

		46,121,734

Consumer Finance — 0.5%
Green Dot Corp., Class A(a)	44,262	2,469,820
PRA Group Inc.(a)(b)	537,484	21,316,615
World Acceptance Corp.(a)	31,965	3,267,462

		27,053,897

Containers & Packaging — 0.1%
Myers Industries Inc.	164,756	3,423,630

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)	97,792	2,980,700
Perdoceo Education Corp.(a)	359,498	4,540,460

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Regis Corp.(a)	100,098	$919,901

		8,441,061

Diversified Telecommunication Services — 1.7%
Cincinnati Bell Inc.(a)	225,364	3,443,562
Cogent Communications Holdings Inc.	312,415	18,704,286
Iridium Communications Inc.(a)	843,802	33,182,513
Vonage Holdings Corp.(a)(b)	2,752,666	35,440,575

		90,770,936

Electrical Equipment — 0.6%
AZZ Inc.	172,194	8,168,884
Vicor Corp.(a)(b)	249,006	22,963,333

		31,132,217

Electronic Equipment, Instruments & Components — 2.9%
Arlo Technologies Inc.(a)	932,013	7,260,381
Badger Meter Inc.	343,352	32,295,689
CTS Corp.	201,669	6,923,297
Fabrinet(a)	270,057	20,953,723
FARO Technologies Inc.(a)(b)	121,981	8,615,518
Itron Inc.(a)	247,710	23,755,389
Methode Electronics Inc.	181,448	6,945,829
OSI Systems Inc.(a)(b)	104,162	9,709,982
Plexus Corp.(a)(b)	193,734	15,151,936
Rogers Corp.(a)(b)	116,722	18,125,759

		149,737,503

Energy Equipment & Services — 0.2%
Core Laboratories NV(b)	209,876	5,563,813
DMC Global Inc.	174,217	7,534,885

		13,098,698

Entertainment — 0.3%
Glu Mobile Inc.(a)(b)	1,744,268	15,715,855

Equity Real Estate Investment Trusts (REITs) — 4.9%
Agree Realty Corp.	326,470	21,736,373
CareTrust REIT Inc.	577,010	12,798,082
Centerspace	87,281	6,165,530
Community Healthcare Trust Inc.	259,712	12,235,032
Easterly Government Properties Inc.	411,891	9,329,331
Essential Properties Realty Trust Inc.	1,234,303	26,167,223
Four Corners Property Trust Inc.	485,000	14,438,450
Getty Realty Corp.	199,285	5,488,309
Independence Realty Trust Inc.	547,997	7,359,600
Industrial Logistics Properties Trust	346,516	8,070,358
Innovative Industrial Properties Inc.	261,478	47,884,466
Lexington Realty Trust	1,175,709	12,486,029
LTC Properties Inc.	180,470	7,022,088
National Storage Affiliates Trust	447,978	16,140,647
NexPoint Residential Trust Inc.	148,851	6,297,886
Safehold Inc.	169,019	12,252,187
Saul Centers Inc.	62,223	1,971,225
Tanger Factory Outlet Centers Inc.	385,702	3,841,592
Uniti Group Inc.	1,756,544	20,604,261
Universal Health Realty Income Trust	69,470	4,464,837

		256,753,506

Food & Staples Retailing — 0.3%
PriceSmart Inc.	120,944	11,016,789
United Natural Foods Inc.(a)	350,290	5,594,131

		16,610,920

Security	Shares	Value

Food Products — 1.2%
B&G Foods Inc.	757,679	$21,010,439
Calavo Growers Inc.	80,244	5,571,341
Cal-Maine Foods Inc.(a)	260,038	9,761,826
J&J Snack Foods Corp.	75,925	11,796,467
Simply Good Foods Co. (The)(a)(b)	446,814	14,012,087

		62,152,160

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	105,009	11,363,024

Health Care Equipment & Supplies — 3.7%
AngioDynamics Inc.(a)	156,641	2,401,307
Cardiovascular Systems Inc.(a)	241,311	10,559,769
CONMED Corp.	188,876	21,154,112
CryoLife Inc.(a)(b)	242,849	5,733,665
Cutera Inc.(a)(b)	91,489	2,205,800
Glaukos Corp.(a)(b)	339,318	25,537,073
Heska Corp.(a)(b)	104,805	15,264,848
Inogen Inc.(a)(b)	90,921	4,062,350
Integer Holdings Corp.(a)	155,066	12,589,809
LeMaitre Vascular Inc.	199,096	8,063,388
Meridian Bioscience Inc.(a)	507,957	9,493,716
Merit Medical Systems Inc.(a)	576,413	31,996,686
Mesa Laboratories Inc.(b)	57,345	16,437,371
OraSure Technologies Inc.(a)(b)	541,366	5,730,359
Orthofix Medical Inc.(a)	82,075	3,527,583
Surmodics Inc.(a)(b)	103,211	4,491,743
Tactile Systems Technology Inc.(a)(b)	229,061	10,294,001
Zynex Inc.(a)(b)	229,415	3,087,926

		192,631,506

Health Care Providers & Services — 5.7%
Addus HomeCare Corp.(a)(b)	177,101	20,736,756
AMN Healthcare Services Inc.(a)	349,395	23,846,209
BioTelemetry Inc.(a)(b)	404,008	29,120,897
Community Health Systems Inc.(a)(b)	1,325,948	9,851,794
CorVel Corp.(a)(b)	68,889	7,302,234
Covetrus Inc.(a)	701,207	20,152,689
Ensign Group Inc. (The)	601,249	43,843,077
Fulgent Genetics Inc.(a)(b)	154,570	8,053,097
Hanger Inc.(a)	274,125	6,028,009
MEDNAX Inc.(a)(b)	393,659	9,660,392
Owens & Minor Inc.	450,767	12,193,247
Pennant Group Inc. (The)(a)	299,178	17,370,275
Providence Service Corp. (The)(a)	145,515	20,172,744
R1 RCM Inc.(a)	1,375,691	33,044,098
RadNet Inc.(a)	247,639	4,846,295
Select Medical Holdings Corp.(a)	648,369	17,933,887
Tivity Health Inc.(a)	291,367	5,707,879
U.S. Physical Therapy Inc.(b)	83,340	10,021,635

		299,885,214

Health Care Technology — 3.0%
Allscripts Healthcare Solutions Inc.(a)	1,862,940	26,900,854
Computer Programs & Systems Inc.	69,974	1,878,102
HealthStream Inc.(a)(b)	113,559	2,480,128
HMS Holdings Corp.(a)	1,044,214	38,374,864
NextGen Healthcare Inc.(a)	306,983	5,599,370
Omnicell Inc.(a)	498,889	59,876,658
Simulations Plus Inc.(b)	178,630	12,847,070
Tabula Rasa HealthCare Inc.(a)(b)	255,694	10,953,931

		158,910,977

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.5%
Brinker International Inc.	289,017	$16,349,692
Cheesecake Factory Inc. (The)	173,085	6,414,530
Dine Brands Global Inc.	193,615	11,229,670
El Pollo Loco Holdings Inc.(a)(b)	116,214	2,103,474
Monarch Casino & Resort Inc.(a)(b)	76,883	4,706,777
Ruth’s Hospitality Group Inc.	139,003	2,464,523
Shake Shack Inc., Class A(a)(b)	420,353	35,637,527

		78,906,193

Household Durables — 3.7%
Cavco Industries Inc.(a)	58,441	10,253,474
Century Communities Inc.(a)	342,153	14,979,458
Installed Building Products Inc.(a)	267,077	27,223,159
iRobot Corp.(a)(b)	331,676	26,630,266
La-Z-Boy Inc.	277,508	11,055,919
LGI Homes Inc.(a)(b)	260,464	27,570,114
MDC Holdings Inc.	356,528	17,327,261
Meritage Homes Corp.(a)	443,524	36,732,658
Tupperware Brands Corp.(a)	579,878	18,782,248
Universal Electronics Inc.(a)(b)	66,479	3,487,488

		194,042,045

Household Products — 1.1%
Central Garden & Pet Co.(a)	70,127	2,707,603
Central Garden & Pet Co., Class A, NVS(a)	280,256	10,181,700
WD-40 Co.	161,139	42,811,410

		55,700,713

Industrial Conglomerates — 0.1%
Raven Industries Inc.	177,573	5,875,891

Insurance — 2.1%
Ambac Financial Group Inc.(a)	183,663	2,824,737
AMERISAFE Inc.	84,343	4,843,818
eHealth Inc.(a)(b)	305,380	21,562,882
HCI Group Inc.	72,476	3,790,495
James River Group Holdings Ltd.	144,206	7,087,725
Palomar Holdings Inc.(a)(b)	255,784	22,723,850
Trupanion Inc.(a)(b)	386,829	46,307,300

		109,140,807

Interactive Media & Services — 0.2%
QuinStreet Inc.(a)	573,822	12,302,744

Internet & Direct Marketing Retail — 1.4%
Liquidity Services Inc.(a)	204,024	3,246,022
PetMed Express Inc.	239,049	7,663,911
Shutterstock Inc.	260,559	18,682,080
Stamps.com Inc.(a)(b)	215,040	42,188,698

		71,780,711

IT Services — 3.2%
CSG Systems International Inc.	194,251	8,754,892
EVERTEC Inc.	703,787	27,672,905
ExlService Holdings Inc.(a)	398,691	33,940,565
ManTech International Corp./VA, Class A	217,946	19,384,117
NIC Inc.	790,437	20,416,988
Perficient Inc.(a)(b)	389,235	18,547,048
TTEC Holdings Inc.	214,931	15,674,918
Unisys Corp.(a)	327,074	6,436,816
Virtusa Corp.(a)	335,974	17,178,351

		168,006,600

Leisure Products — 1.9%
Callaway Golf Co.	644,138	15,465,753

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger & Co. Inc.	127,916	$8,323,494
Vista Outdoor Inc.(a)(b)	686,725	16,316,586
YETI Holdings Inc.(a)(b)	883,117	60,467,021

		100,572,854

Life Sciences Tools & Services — 1.6%
Luminex Corp.	510,225	11,796,402
NeoGenomics Inc.(a)(b)	1,309,277	70,491,474

		82,287,876

Machinery — 6.7%
Alamo Group Inc.	116,265	16,038,757
Albany International Corp., Class A	181,010	13,289,754
Astec Industries Inc.	162,631	9,413,082
Chart Industries Inc.(a)(b)	416,261	49,031,383
CIRCOR International Inc.(a)	84,894	3,263,325
Enerpac Tool Group Corp.(b)	289,245	6,539,830
ESCO Technologies Inc.	181,154	18,698,716
Federal Signal Corp.	713,694	23,673,230
Franklin Electric Co. Inc.	452,200	31,296,762
Hillenbrand Inc.	581,989	23,163,162
John Bean Technologies Corp.(b)	228,232	25,988,778
Lindsay Corp.	76,872	9,874,977
Lydall Inc.(a)	91,380	2,744,141
Mueller Industries Inc.	269,237	9,452,911
Proto Labs Inc.(a)(b)	315,486	48,395,553
SPX Corp.(a)(b)	306,290	16,705,057
SPX FLOW Inc.(a)(b)	189,162	10,963,830
Tennant Co.	100,205	7,031,385
Titan International Inc.	267,069	1,297,955
Watts Water Technologies Inc., Class A	210,279	25,590,954

		352,453,542

Marine — 0.6%
Matson Inc.	507,992	28,940,304

Media — 0.3%
TechTarget Inc.(a)(b)	278,330	16,452,086

Metals & Mining — 1.9%
Arconic Corp.(a)	641,464	19,115,627
Century Aluminum Co.(a)(b)	354,552	3,910,709
Cleveland-Cliffs Inc.(b)	4,707,904	68,547,082
Materion Corp.	91,086	5,804,000

		97,377,418

Mortgage Real Estate Investment — 0.1%
Invesco Mortgage Capital Inc.	791,353	2,674,773
Redwood Trust Inc.	488,350	4,287,713

		6,962,486

Multiline Retail — 0.3%
Big Lots Inc.	421,260	18,084,692

Oil, Gas & Consumable Fuels — 0.6%
Dorian LPG Ltd.(a)	225,723	2,751,563
Matador Resources Co.(a)(b)	556,889	6,716,081
Range Resources Corp.	1,722,942	11,543,712
Southwestern Energy Co.(a)(b)	4,341,117	12,936,529

		33,947,885

Personal Products — 0.8%
Inter Parfums Inc.	91,636	5,543,062
Medifast Inc.	138,794	27,250,814

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
USANA Health Sciences Inc.(a)	90,500	$6,977,550

		39,771,426

Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals Inc.(a)(b)	280,366	5,638,160
ANI Pharmaceuticals Inc.(a)	40,886	1,187,330
Corcept Therapeutics Inc.(a)(b)	1,232,931	32,253,475
Endo International PLC(a)(b)	1,656,534	11,893,914
Innoviva Inc.(a)(b)	741,288	9,184,558
Pacira BioSciences Inc.(a)(b)	512,296	30,655,793
Supernus Pharmaceuticals Inc.(a)(b)	621,268	15,631,103

		106,444,333

Professional Services — 1.4%
Exponent Inc.	608,826	54,812,605
Forrester Research Inc.(a)	129,704	5,434,597
Korn Ferry	255,430	11,111,205

		71,358,407

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	130,290	4,850,697
RE/MAX Holdings Inc., Class A	91,907	3,338,981
St. Joe Co. (The)	368,009	15,621,982

		23,811,660

Road & Rail — 1.4%
Heartland Express Inc.	284,785	5,154,608
Marten Transport Ltd.	692,238	11,927,261
Saia Inc.(a)	308,435	55,765,048

		72,846,917

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Energy Industries Inc.(a)	451,320	43,764,500
Axcelis Technologies Inc.(a)(b)	256,742	7,476,327
Brooks Automation Inc.(b)	870,636	59,072,653
CEVA Inc.(a)(b)	262,375	11,938,063
Cohu Inc.	494,867	18,894,022
Diodes Inc.(a)	497,085	35,044,492
DSP Group Inc.(a)	134,565	2,232,433
FormFactor Inc.(a)	912,568	39,258,675
Ichor Holdings Ltd.(a)	136,564	4,116,722
Kulicke & Soffa Industries Inc.	358,411	11,401,054
MaxLinear Inc.(a)(b)	795,883	30,394,772
Onto Innovation Inc.(a)	575,820	27,380,241
PDF Solutions Inc.(a)	210,789	4,553,042
Photronics Inc.(a)	379,174	4,231,582
Power Integrations Inc.(b)	705,887	57,783,910
Rambus Inc.(a)	564,225	9,851,369
Ultra Clean Holdings Inc.(a)	477,580	14,876,617
Veeco Instruments Inc.(a)(b)	321,766	5,585,858

		387,856,332

Software — 5.7%
8x8 Inc.(a)(b)	1,253,749	43,216,728
Agilysys Inc.(a)	239,241	9,182,070
Alarm.com Holdings Inc.(a)(b)	527,011	54,519,288
Bottomline Technologies DE Inc.(a)	277,449	14,632,660
Ebix Inc.(b)	277,490	10,536,295
LivePerson Inc.(a)(b)	733,505	45,646,016
MicroStrategy Inc., Class A(a)(b)	85,529	33,232,293
OneSpan Inc.(a)(b)	402,495	8,323,597
Progress Software Corp.	345,701	15,622,228
SPS Commerce Inc.(a)	416,368	45,213,401

Security	Shares	Value

Software (continued)
Xperi Holding Corp.	785,308	$16,412,937

		296,537,513

Specialty Retail — 2.1%
America’s Car-Mart Inc./TX(a)(b)	46,336	5,089,546
Boot Barn Holdings Inc.(a)	204,241	8,855,890
Buckle Inc. (The)	138,548	4,045,602
GameStop Corp., Class A(a)(b)	303,358	5,715,265
Haverty Furniture Companies Inc.	88,617	2,452,032
Hibbett Sports Inc.(a)(b)	195,726	9,038,627
Lumber Liquidators Holdings Inc.(a)	340,498	10,466,908
MarineMax Inc.(a)	260,287	9,117,854
Rent-A-Center Inc./TX	574,900	22,012,921
Sleep Number Corp.(a)(b)	327,313	26,793,842
Zumiez Inc.(a)	137,930	5,073,065

		108,661,552

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	688,032	7,210,575
Diebold Nixdorf Inc.(a)	430,515	4,589,290

		11,799,865

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)	795,932	49,873,099
Fossil Group Inc.(a)(b)	298,274	2,586,036
Kontoor Brands Inc.(a)	248,916	10,096,033
Steven Madden Ltd.	355,812	12,567,280
Wolverine World Wide Inc.	367,765	11,492,656

		86,615,104

Thrifts & Mortgage Finance — 2.4%
Axos Financial Inc.(a)(b)	605,750	22,733,797
Flagstar Bancorp. Inc.	333,609	13,597,903
Meta Financial Group Inc.	220,653	8,067,074
Mr Cooper Group Inc.(a)(b)	846,374	26,262,985
NMI Holdings Inc., Class A(a)	1,000,123	22,652,786
Walker & Dunlop Inc.	342,457	31,512,893

		124,827,438

Tobacco — 0.2%
Vector Group Ltd.	750,174	8,739,527

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies Inc.	278,808	21,744,236

Water Utilities — 0.7%
American States Water Co.	234,900	18,676,899
California Water Service Group	346,754	18,735,119

		37,412,018

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	382,108	16,526,171

Total Common Stocks — 98.2% (Cost: $3,981,646,038)		5,138,676,385

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	309,282,416	309,467,986

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	91,020,000	$91,020,000

		400,487,986

Total Short-Term Investments — 7.6% (Cost: $400,261,667)		400,487,986

Total Investments in Securities — 105.8% (Cost: $4,381,907,705)		5,539,164,371

Other Assets, Less Liabilities — (5.8)%		(305,799,479)

Net Assets — 100.0%		$5,233,364,892

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$368,568,420	$—		$(59,439,839	)(a)	$99,657	$239,748	$309,467,986	309,282,416	$1,317,785	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,212,000	86,808,000	(a)	—		—	—	91,020,000	91,020,000	9,964		—
PennyMac Mortgage Investment Trust(c)	12,985,531	3,513,477		(24,634,290)		(6,560,633)	14,695,915	N/A	N/A	1,241,030		—

						$(6,460,976)	$14,935,663	$400,487,986		$2,568,779		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	149	03/19/21	$14,712	$284,229

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.	(b)	02/27/23	$40,824,394	$(377,778	)(c)	$40,482,006	0.8%

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF

OTC Total Return Swaps (continued)

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	Monthly	JPMorgan Securities PLC	(d)	02/08/23	41,217,574	(2,257,437	)(e)	38,998,914	0.8%

						$(2,635,215)		$79,480,920

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(35,390) of net dividends and financing fees.
(e)	Amount includes $(38,777) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Great Western Bancorp. Inc.	169,235	$3,537,012	8.8%

Consumer Finance
Green Dot Corp., Class A(a)	586,392	32,720,674	80.8

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	218,537	4,224,320	10.4

Total Reference Entity — Long		40,482,006

Net Value of Reference Entity — Goldman Sachs & Co.		$40,482,006

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Berkshire Hills Bancorp. Inc.	520	$8,902	0.0	%(b)
City Holding Co.	232	16,136	0.0	(b)
Community Bank System Inc.	1,003	62,497	0.2

	Shares	Value	% of Basket Value

Great Western Bancorp. Inc.	598	$12,498	0.0	(b)
Independent Bank Corp.	479	34,986	0.1
National Bank Holdings Corp., Class A	816	26,732	0.1
Westamerica Bancorp.	495	27,369	0.1

		189,120

Consumer Finance
Green Dot Corp., Class A(a)	1,363	76,055	0.2

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	373,575	5,708,226	14.6

Insurance
James River Group Holdings Ltd.	491	24,133	0.1

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	592	11,443	0.0	(b)
Renewable Energy Group Inc.(a)	464,830	32,919,261	84.4

		32,930,704

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	1,107	45,121	0.1
Meta Financial Group Inc.	699	25,555	0.1

		70,676

Total Reference Entity — Long		38,998,914

Net Value of Reference Entity — JPMorgan Securities PLC		$38,998,914

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,138,676,385	$—	$—	$5,138,676,385
Money Market Funds	400,487,986	—	—	400,487,986

	$5,539,164,371	$—	$—	$5,539,164,371

Derivative financial instruments(a)
Assets
Futures Contracts	$284,229	$—	$—	$284,229
Liabilities
Swaps	—	(2,635,215)	—	(2,635,215)

	$284,229	$(2,635,215)	$—	$(2,350,986)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Growth ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

8